Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events:

21.       Subsequent Events:

a)	On February 19, 2020, the Company declared a quarterly cash dividend of $0.05 per share which was paid on March 12, 2020, to all shareholders of record as of March 2, 2020 (“Record Date”). The ex-dividend date was February 28, 2020.

b)	In January 2020, the Company entered into a committed term sheet with Danish Ship Finance A/S for a loan of up to $55.0 million (the “DSF $55.0 million Facility”). The facility will be available in two tranches of up to $27.5 million each, and will be used to refinance the outstanding amounts under the lease agreements of Star Eleni and Star Leo (Note 7). The two tranches are expected to be drawn on or about March 30, 2020 and will mature five years after the drawdown. The Danish $55.0 million Facility will be secured by first priority mortgages on the two vessels.

c)	In February 2020, the Company executed the definitive loan documentation with HSBC France for an amount of up to $30.0 million in order to finance working capital requirements (the “HSBC Working Capital Facility”) (Note 9). In February 2020, an amount of $8,834 was drawn under the HSBC Working Capital Facility. In addition, on March 23, 2020 an amount of $13,123 was drawn under the HSBC Working Capital Facility and an additional amount of $2,225 is expected to be drawn on or about March 30, 2020.

d)	In 2020 the Company entered into bunker swaps with ING Bank N.V. and Intercontinental Exchange, Inc (“ICE”) to hedge in aggregate 70,000 metric tons of its estimated fuel consumption by selling the Singapore spread between VLSFO – HSFO at an average price of $146 per ton for the period from March to December 2020 (7,000 metric tons per month). The effective date of these swaps is March 1, 2020 and the maturity date is December 31, 2020. In addition, in 2020 the Company entered into a bunker swap with ING Bank N.V. to hedge in aggregate 24,000 metric tons of its estimated fuel consumption by selling the Singapore spread between VLSFO – HSFO at an average price of $106 per ton for the period from January to December 2021 (2,000 metric tons per month). The effective date of these swaps is January 1, 2021 and the maturity date is December 31, 2021.

e)	In March 2020, the Company entered into various interest rate derivative contracts with ING Bank N.V (“ING”), DNB Bank ASA (“DNB”) and Skandinaviska Enskilda Banken AB (“SEB”) to fix forward some of its floating interest rate liabilities the major terms of which are provided below:

Counterparty	Inception	Expiry	Fixed Rate	Amortizing Notional amount	Average Annual amortization
ING	29-Mar-20	29-Mar-26	0.70%	from $29.96 mil to $17.65 mil	$1.2 million
DNB	30-Mar-20	28-Sep-23	0.64%	from $128.91 mil to $51.02 mil	$6.0 million
SEB	30-Mar-20	28-Sep-23	0.63%	from $51.57 mil to $20.41 mil	$2.4 million
ING	2-Apr-20	2-Oct-25	0.70%	from $19.69 mil to $9.84 mil	$1.9 million
ING	2-Apr-20	2-Oct-25	0.70%	from $19.69 mil to $9.84 mil	$1.9 million
ING	3-Apr-20	3-Apr-23	0.68%	from $16.16 mil to $12.74 mil	$0.3 million
SEB	30-Apr-20	30-Jan-25	0.73%	from $29.44 mil to $19.25 mil	$2.7 million
SEB	30-Apr-20	30-Jan-25	0.73%	from $29.44 mil to $19.25 mil	$2.7 million

f)	On March 11, 2020, the World Health Organization declared the 2019 Novel Coronavirus (the “Covid-19”) outbreak a pandemic. In response to the outbreak, many countries, ports and organizations, including those where the Company conducts a large part of its operations, have implemented measures to combat the outbreak, such as quarantines and travel restrictions. Such measures have and will likely continue to cause severe trade disruptions. The extent to which Covid-19 will impact the Company’s results of operations and financial condition will depend on future developments, which are highly uncertain and cannot be predicted, including new information which may emerge concerning the severity of the virus and the actions to contain or treat its impact, among others. Accordingly, an estimate of the impact cannot be made at this time.